Trade and Other Payables - Summary of Movement in Deferred and Contingent Consideration (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
At 1 January	€ 339	€ 265
Reclassified from held for sale		2
Translation adjustment	6	19
Arising on acquisitions and investments during year (note 32)	18	103
Changes in estimate	5	(8)
Disposals	(4)	(2)
Paid during year	(48)	(55)
Discount unwinding	19	15
At 31 December	€ 335	€ 339